Intangible assets	12 Months Ended
Mar. 31, 2026
Intangible assets.
Intangible assets

10. Intangible assets
The consolidated statement of financial position contains significant intangible assets, mainly in relation to goodwill and licences and spectrum. Goodwill, which arises when we acquire a business and pay a higher amount than the fair value of its net assets primarily due to the synergies we expect to create, is not amortised but is subject to annual impairment reviews. Licences and spectrum are amortised over the life of the licence. For further details see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation ‘ to the consolidated financial statements.
Accounting policies
Identifiable intangible assets are recognised when the Group controls the asset, it is probable that future economic benefits attributed to the asset will flow to the Group and the cost of the asset can be reliably measured. Identifiable intangible assets are recognised at fair value when the Group completes a business combination. The determination of the fair values of the separately identified intangibles, is based, to a considerable extent, on management’s judgement.
Goodwill
Goodwill arising on the acquisition of an entity represents the excess of the cost of acquisition over the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the entity recognised at the date of acquisition.
Goodwill is initially recognised as an asset at cost and is subsequently measured at cost less any accumulated impairment losses. Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is evidence that it may be impaired. Goodwill is denominated in the currency of the acquired entity and revalued to the closing exchange rate at each reporting period date.
Negative goodwill arising on an acquisition is recognised directly in the consolidated income statement.
On disposal of a subsidiary or a joint arrangement, the attributable amount of goodwill is included in the determination of the profit or loss recognised in the consolidated income statement on disposal.
Finite lived intangible assets
Intangible assets with finite lives are stated at acquisition or development cost, less accumulated amortisation. The amortisation period and method are reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortisation period or method, as appropriate, and are treated as changes in accounting estimates.
Licence and spectrum fees
Amortisation periods for licence and spectrum fees are determined primarily by reference to the unexpired licence period, the conditions for licence renewal and whether licences are dependent on specific technologies. Amortisation is charged to the consolidated income statement on a straight-line basis over the estimated useful lives from the commencement of related network services.
Software
Computer software comprises software purchased from third parties as well as the cost of internally developed software. Computer software licences are capitalised on the basis of the costs incurred to acquire and bring into use the specific software. Costs that are directly associated with the production of identifiable and unique software products controlled by the Group, and are probable of producing future economic benefits, are recognised as intangible assets. Direct costs of software development include employee costs and directly attributable overheads.
Software integral to an item of hardware equipment is classified as property, plant and equipment.
Costs associated with maintaining software programs are recognised as an expense when they are incurred.
Amortisation is charged to the consolidated income statement on a straight-line basis over the estimated useful life from the date the software is available for use.
Other intangible assets
Other intangible assets, including brands and customer bases, are recorded at fair value at the date of acquisition. Amortisation is charged to the consolidated income statement, over the estimated useful lives of intangible assets from the date they are available for use, on a straight-line basis. The amortisation basis adopted for each class of intangible asset reflects the Group’s consumption of the economic benefit from that asset.
Estimated useful lives
The estimated useful lives of finite lived intangible assets are as follows:

Licence and spectrum fees	3 - 40 years

Software	3 - 10 years

Brands	1 - 30 years

Customer bases	2 - 37 years

	Goodwill € m	Licence and spectrum fees € m	Computer software € m	Customer bases € m	Other € m	Total € m

Cost

1 April 2024	77,252	27,292	17,434	9,320	486	131,784

Exchange movements	(252)	62	(63)	17	(18)	(254)

Acquisition of subsidiaries	7	–	–	4	–	11

Additions 1	–	236	2,414	–	5	2,655

Disposals	–	(98)	(772)	–	(1)	(871)

Hyperinflation impacts	709	301	291	49	39	1,389

Other	–	–	(45)	–	–	(45)

31 March 2025	77,716	27,793	19,259	9,390	511	134,669

Exchange movements	(571)	(734)	(424)	(56)	(40)	(1,825)

Acquisition of subsidiaries 2	1,465	1,001	897	541	231	4,135

Additions 1	–	1,083	2,142	1	8	3,234

Disposals	–	(305)	(942)	–	(3)	(1,250)

Hyperinflation impacts	627	293	285	44	35	1,284

Other	–	–	(97)	–	–	(97)

31 March 2026	79,237	29,131	21,120	9,920	742	140,150

Accumulated impairment losses and amortisation 1 April 2024	52,296	21,731	12,104	6,338	463	92,932

Exchange movements	(318)	106	(58)	16	(14)	(268)

Impairments	4,515	–	–	–	–	4,515

Charge for the year	–	651	2,431	605	8	3,695

Disposals	–	(98)	(767)	–	(1)	(866)

Hyperinflation impacts	709	176	250	49	39	1,223

31 March 2025	57,202	22,566	13,960	7,008	495	101,231

Exchange movements	(510)	(504)	(314)	(41)	(26)	(1,395)

Charge for the year	–	722	2,682	674	12	4,090

Disposals	–	(197)	(932)	–	–	(1,129)

Hyperinflation impacts	627	180	242	44	35	1,128

Other	–	–	(52)	–	–	(52)

31 March 2026	57,319	22,767	15,586	7,685	516	103,873

Net book value

31 March 2025	20,514	5,227	5,299	2,382	16	33,438

31 March 2026	21,918	6,364	5,534	2,235	226	36,277
Notes:

1.	Licence and spectrum additions include € 771 million (FY25: € nil) of deferred payments which are included in borrowings in the Statement of Financial Position, see Note 21 for further details.

2.	Primarily attributable to the merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK. See note 27 ‘Acquisitions and disposals’ for further details.

For licences and spectrum fees and other intangible assets, amortisation is included within the cost of sales line within the consolidated income statement. Included in the net book value of computer software and licenses and spectrum fees are assets in the course of construction, which are not amortised
, with a cost of
€
824 million (2025:
€
1,035 million) and
€
18 million (2025:
€
151 million) respectively.
The net book value and expiry dates of the most significant licences are as follows:

		2026	2025

	Expiry dates	€m	€ m

Germany	20 30 - 2040	2,290	2,392

UK	2033 - 2041	1,622	965

Vodacom	202 7 - 2042	932	771

Türkiye	2042	824	366
The remaining amortisation period for each of the licences in the table above corresponds to the expiry date of the respective licence. A summary of the Group’s most significant spectrum licences can be found on page
2
4
4
.